Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (Loss)	$ (4,223,533)	$ (1,052,699)
Adjustments to reconcile net income to net cash provided by operating activities:
Prepaid expenses	(168,527)	(53,719)
Other current assets	(350)	(300)
Accounts payable	11,658	13,394
Franchise taxes payable	78,192	(9,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(20,078)	(21,124)
Offering costs allocable to warrant liabilities	191,112
Change in fair value of warrant liabilities	3,883,670	445,662
Changes in operating assets and liabilities:
Deposit of cash into Trust Account	(115,000,000)
Interest released from Trust Account		33,742
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000
Proceeds from sale of Private Warrants	3,800,000
Proceeds from related party note payable	71,473
Repayment of related party note payable	(71,473)
Payment of offering costs	(373,491)
Net cash provided by financing activities	116,126,509
Offering costs paid by related party in exchange for issuance of Class B common stock	25,000
Offering costs included in other accrued liabilities	70,000
Deferred underwriting fees charged to additional paid-in capital	4,025,000
Initial classification of Class A common shares subject to possible redemption	101,947,620
Change in value of Class A common shares subject to possible redemption	(4,105,540)	(1,052,700)
Cash flow from financing activities:
Net cash used in operating activities	(247,856)	(678,235)
Cash flows from investing activities:
Net cash provided by investing activities	(115,000,000)	33,742
Net increase (decrease) in cash and restricted cash	878,653	(644,193)
Cash – beginning of the period		878,653
Cash – end of the period	878,653	234,160		$ 878,653
Ambulnz, Inc.
Cash flows from operating activities:
Net income (Loss)		(1,896,989)	$ (7,751,246)	(14,799,212)	$ (21,238,042)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment		1,099,192	879,476	1,874,069	1,550,259
Amortization of intangible assets		879,984	725,023	1,451,214	640,086
Amortization of finance lease right-of-use assets				2,182,372	1,991,926
Amortization of right of use assets		1,515,552	1,091,184
Gain (loss) on disposal of assets		27,730	(9,930)	(30,546)	1,895
Bad debt expense		1,235,442	1,192,783	1,885,457	2,467,212
Stock based compensation		761,534	343,536	687,072	457,467
Shares issued for services					267,000
Write-off due to seller				(300,000)
Gain on business acquisition					(119,491)
Accounts payable		2,791,050	902,268	3,006,187	(100,665)
Accounts receivable		(17,442,642)	(4,193,265)	(16,153,948)	(2,275,451)
Prepaid expenses and other current assets		(2,353,394)	(94,590)	94,091	(32,918)
Other assets		(90,647)	(32,556)	(218,099)	(3,555)
Accrued liabilities		12,327,795	3,813,779	9,666,651	2,188,374
Changes in operating assets and liabilities:
Acquisition of property and equipment		(2,581,691)	(2,131,669)	(4,361,501)	(1,450,795)
Proceeds from disposal of property and equipment		6,000	69,113	276,224	1,167,094
Acquisition of intangibles		(1,023,643)	(1,168,238)	(1,954,745)	(2,352,108)
Repayments of line of credit					(1,000,000)
Due to seller				(34,002)
Proceeds from issuance of preferred stock, net of transaction costs					49,035,701
Net cash provided by financing activities		7,048,733	463,780	(812,093)	56,337,881
Repayments of notes payable		(258,863)	42,651	(798,371)	(449,323)
Noncontrolling interest contributions		333,025	1,500,002	1,500,002	10,500,000
Proceeds from line of credit		8,000,000
Payments on obligations under finance lease		(968,933)	(1,043,678)	(1,479,722)	(1,748,497)
Acquisition of businesses		(56,496)	(35,195)		(335,475)
Effect of exchange rate changes on cash and cash equivalents		102,653	185,682	196,345	(246,279)
Cash paid for interest		28,816	24,591	608,262	545,872
Acquisition of businesses funded by acquisition payable (see Note 4)				837,168	510,173
Cash paid for interest on finance lease liabilities		245,339	223,254	440,852	523,910
Cash paid for income taxes		8,923	12,204	117,443	47,032
Right-of-use assets obtained in exchange for lease liabilities		2,111,516	131,935	1,600,289	3,550,377
Fixed assets acquired in exchange for notes payable		256,237	77,657
Reconciliation of cash and restricted cash
Cash		33,146,205	43,513,812	32,418,220	47,739,610
Restricted Cash		3,717,727	2,539,053	2,039,053	4,028,125
Total cash and restricted cash shown in statement of cash flows		36,863,932	46,052,865	34,457,273	51,767,735
Cash flow from financing activities:
Net cash used in operating activities		(1,145,393)	(3,133,538)	(10,654,692)	(14,205,903)
Cash flows from investing activities:
Net cash provided by investing activities		(3,599,334)	(3,230,794)	(6,040,022)	(2,971,284)
Net increase (decrease) in cash and restricted cash		2,406,659	(5,714,870)	(17,310,462)	38,914,415
Cash and restricted cash at beginning of period		34,457,273	51,767,735	51,767,735	12,853,320
Cash and restricted cash at end of period	34,457,273	36,863,932	46,052,865	34,457,273	51,767,735
Cash – beginning of the period		32,418,220	$ 47,739,610	47,739,610
Cash – end of the period	$ 32,418,220	$ 33,146,205		$ 32,418,220	$ 47,739,610